Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Amortization of intangible assets	$ 19,191	$ 2,195,079	$ 57,571	$ 3,512,794
Impairment of intangible assets					$ 4,274,680
Cygnet [Member] | Vender relationships [Member]
Impairment of intangible assets					3,300,000
CustomerRelationship [Member] | Cygnet [Member]
Amortization of intangible assets					2,410,400	$ 2,568,500
Impairment of intangible assets					$ 974,700